Stock Based Compensation Plans: (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock Option Transactions
	2022		2021		2020
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	7,218,393	$ 2.08	4,629,565	$ 2.36	4,369,565	$ 3.09
Options granted	360,000	1.07	3,033,750	1.60	260,000	1.72
Options expired	-	-	(444,922)	1.85	-	-
Options outstanding - end of period	7,578,393	$ 2.03	7,218,393	$ 2.08	4,629,565	$ 2.36

Stock Options Oustanding and Exercisable
	Outstanding Options				Exercisable Options
Exercise Price	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$0.99 - $1.28	360,000	$1.07	$ 73,250	9.84	360,000	$1.07	$ 73,250	9.84
$1.60 - $1.60	2,983,750	$1.60	0	8.76	2,983,750	$1.60	0	8.76
$1.61 - $1.93	435,000	$1.77	0	6.78	435,000	$1.77	0	6.78
$2.39 - $2.39	3,369,643	$2.39	0	4.13	3,369,643	$2.39	0	4.13
$3.15 - $3.26	430,000	$3.21	0	1.95	430,000	$3.21	0	1.95
$0.99 - $3.26	7,578,393	$2.03	$ 73,250	6.25	7,578,393	$2.03	$ 73,250	6.25